Production, Operating and Transportation and Selling, General, and Administrative Expenses - Production, Operating and Trasportation Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Services and support costs	$ 1,039	$ 930
Salaries and benefits	762	664
Materials, equipment rentals and leases	243	248
Energy and utility	405	453
Licensing fees	191	200
Transportation	24	26
Other	139	158
Total production, operating and transportation expenses	$ 2,803	$ 2,679